As filed with the Securities and Exchange Commission on 3/31/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 99.71%	Value
	Aerospace & Defense - 11.09%
15,600	Northrop Grumman Corp.	$5,843,292

	Banks Diversified - 4.61%
47,138	Truist Financial Corp.	2,430,907

	Communications Equipment - 0.79%
14,367	Comtech Telecommunications Corp.	415,350

	Computer Services, Software & Systems - 16.38%
50,700	Microsoft Corp.	8,630,661

	Computer Technology - 1.64%
29,900	Hewlett Packard Enterprise Co.	416,507
21,100	HP, Inc.	449,852
		866,359
	Diversified Financial Services - 12.80%
42,200	Bank of America Corp.	1,385,426
13,090	Citigroup, Inc.	974,027
33,100	JPMorgan Chase & Co.	4,381,116
		6,740,569
	Diversified Retail - 0.02%
100	Wal-Mart Stores, Inc.	11,449

	Electronic Components - 1.07%
6,095	TE Connectivity Ltd.	561,837

	Engineering & Contracting Services - 9.35%
181,130	KBR, Inc.	4,926,736

	Entertainment - 0.50%
1,900	Walt Disney Co.	262,789

	Financial Data & Systems - 2.46%
4,100	Mastercard, Inc. - Class A	1,295,354

	Foods - 3.27%
100	ConAgra Foods, Inc.	3,292
20,800	Tyson Foods, Inc. - Class A	1,718,704
		1,721,996
	Homebuilding - 1.01%
10,093	Lennar Corp. - Class B	529,983

	Insurance: Life - 4.51%
135,100	CNO Financial Group, Inc.	2,376,409

	Insurance: Multi-Line - 0.26%
2,304	Voya Financial, Inc.	137,618

	Oil: Integrated - 0.01%
100	Royal Dutch Shell plc - Class A - ADR	5,215

	Pharmaceuticals - 16.30%
37,100	Eli Lilly & Co.	5,180,644
32,300	Merck & Co., Inc.	2,759,712
17,300	Pfizer, Inc.	644,252
		8,584,608
	Semiconductor and Semiconductor Equipment - 0.24%
1,000	NXP Semiconductors NV (a)	126,860

	Shipping - 2.10%
161,546	Golar LNG Partners LP (a)	1,103,359

	Specialty Retail - 4.24%
9,800	Home Depot, Inc.	2,235,380

	Steel - 0.09%
1,200	Carpenter Technology Corp.	47,688

	Tobacco - 0.64%
4,100	Philip Morris International, Inc.	339,070

	Utilities: Electrical - 6.33%
11,600	Entergy Corp.	1,525,632
38,000	Exelon Corp.	1,808,420
		3,334,052
	TOTAL COMMON STOCKS (Cost $19,397,650)	52,527,541

	MONEY MARKET FUNDS - 0.83%
217,193	First American Government Obligations Fund, Institutional Class, 1.49% (b)	217,193
217,193	First American Treasury Obligations Fund, Institutional Class, 1.50% (b)	217,193
	TOTAL MONEY MARKET FUNDS (Cost $434,386)	434,386

	Total Investments in Securities (Cost $19,832,036) - 100.54%	52,961,927
	Liabilities in Excess of Other Assets - (0.54)%	(282,411)
	NET ASSETS - 100.00%	$52,679,516

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Rate shown is the 7-day annualized yield as of January 31, 2020.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 99.05%	Value
	Aluminum - 3.12%
12,422	Kaiser Aluminum Corp.	$1,244,064

	Asset Management & Custodian - 2.38%
7,723	Virtus Investment Partners, Inc.	950,161

	Banks: Diversified - 16.43%
2,084	C&F Financial Corp.	104,304
5,700	Capstar Financial Holdings, Inc.	85,329
19,691	First Bancorp	698,637
7,977	First Citizens BancShares, Inc. - Class A	4,202,443
91,741	First Horizon National Corp.	1,467,856
		6,558,569
	Chemicals: Specialty - 10.27%
40,695	Innospec, Inc.	4,099,207

	Commercial Vehicles & Parts - 3.75%
43,476	Miller Industries, Inc.	1,496,009

	Communications Equipment - 12.57%
158,971	Comtech Telecommunications Corp.	4,595,852
44,500	Gilat Satellite Networks Ltd. (a)	421,860
		5,017,712
	Computer Services, Software & Systems - 5.14%
23,400	Science Applications International Corp.	2,053,818

	Consumer Lending - 7.02%
85,207	Enova International, Inc. (b)	2,135,287
11,655	Nelnet, Inc. - Class A	667,365
		2,802,652
	Containers & Packaging - 1.39%
11,883	UFP Technologies, Inc. (b)	554,104

	Diversified Manufacturing Operations - 0.00%
100	Harsco Corp. (b)	1,490

	Engineering & Contracting Services - 9.40%
138,005	KBR, Inc.	3,753,736

	Equity REIT - Timber - 0.03%
1,100	CatchMark Timber Trust, Inc. - Class A	11,286

	Health Care Equipment & Surplus - 3.86%
15,151	CONMED Corp.	1,540,554

	Health Care Facilities - 0.01%
100	Tenet Healthcare Corp. (b)	3,164

	Health Care Providers & Services - 1.16%
19,000	Hanger, Inc. (b)	464,170

	Homebuilding - 0.58%
10,000	William Lyon Homes - Class A (b)	231,900

	Insurance: Life - 4.39%
99,687	CNO Financial Group, Inc.	1,753,494

	Metals & Mining: Diversified - 0.13%
64,815	Uranium Energy Corp. (b)	53,790

	Motion Picture and Video Industries - 0.82%

50,200	AMC Entertainment Holdings, Inc. - Class A	327,304

	Oil Well Equipment & Services - 0.15%
11,481	Superior Energy Services, Inc. (b)	60,160

	Real Estate Investment Trusts (REITs) - 4.59%
25,108	Granite Real Estate Investment Trust (a)	1,356,083
14,000	Office Properties Income Trust	476,420
		1,832,503
	Shipping - 4.18%
136,909	Golar LNG Ltd. (a)	1,317,065
4,135	Golar LNG Partners LP (a)	28,242
19,887	Teekay Tankers Ltd. (b)	323,959
		1,669,266
	Steel - 1.97%
19,846	Carpenter Technology Corp.	788,680

	Utilities: Electrical - 5.71%
5,500	Black Hills Corp.	456,665
29,645	Portland General Electric Co.	1,823,168
		2,279,833
	TOTAL COMMON STOCKS (Cost $20,487,985)	39,547,626

	MONEY MARKET FUNDS - 1.20%
239,712	First American Government Obligations Fund, Institutional Class, 1.49% (c)	239,712
239,713	First American Treasury Obligations Fund, Institutional Class, 1.50% (c)	239,713
	TOTAL MONEY MARKET FUNDS (Cost $479,425)	479,425

	Total Investments in Securities (Cost $20,967,410) - 100.25%	40,027,051
	Liabilities in Excess of Other Assets - (0.25)%	(100,846)
	NET ASSETS - 100.00%	$39,926,205

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2020.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 98.02%	Value
	Aerospace & Defense - 5.03%
700	Northrop Grumman Corp.	$262,199

	Air Transport - 0.83%
300	FedEx Corp.	43,392

	Banks: Diversified - 2.35%
400	IBERIABANK Corp.	29,084
1,813	Truist Financial Corp.	93,496
		122,580
	Capital Markets - 0.91%
200	Goldman Sachs Group, Inc.	47,550

	Chemicals: Specialty - 0.22%
114	Innospec, Inc.	11,483

	Communications Equipment - 2.22%
4,000	Comtech Telecommunications Corp.	115,640

	Computer Services, Software & Systems - 11.01%
2,600	Microsoft Corp.	442,598
1,500	Oracle Corp.	78,675
600	Science Applications International Corp.	52,662
		573,935
	Computer Technology - 0.95%
1,700	Hewlett Packard Enterprise Co.	23,681
1,200	HP, Inc.	25,584
		49,265
	Diversified Financial Services - 12.43%
5,100	Bank of America Corp.	167,433
2,900	Citigroup, Inc.	215,789
2,000	JPMorgan Chase & Co.	264,720
		647,942
	Diversified Retail - 3.30%
1,500	Wal-Mart Stores, Inc.	171,735

	Diversified Telecommunication Services - 3.46%
4,793	AT&T, Inc.	180,313

	Electronic Components - 0.53%
300	TE Connectivity Ltd.	27,654

	Engineering & Contracting Services - 8.73%
16,730	KBR, Inc.	455,056

	Entertainment - 1.06%
400	Walt Disney Co.	55,324

	Financial Data & Systems - 3.72%
550	Mastercard, Inc. - Class A	173,767
100	Visa, Inc. - Class A	19,897
		193,664
	Foods - 2.62%
500	Lamb Weston Holdings, Inc.	45,655
1,100	Tyson Foods, Inc. - Class A	90,893
		136,548
	Homebuilding - 1.10%
1,091	Lennar Corp. - Class B	57,288

	Insurance: Life - 1.64%
4,873	CNO Financial Group, Inc.	85,716

	Insurance: Multi-Line - 1.03%
900	Voya Financial, Inc.	53,757

	Integrated Utilities - 2.97%
3,050	FirstEnergy Corp.	154,910

	Oil: Integrated - 2.14%
1,500	BP plc - ADR	54,195
1,100	Royal Dutch Shell plc - Class A - ADR	57,365
		111,560
	Pharmaceuticals - 10.23%
2,000	Eli Lilly & Co.	279,280
1,100	Merck & Co., Inc.	93,984
4,300	Pfizer, Inc.	160,132
		533,396
	Real Estate Investment Trusts (REITs) - 0.31%
300	Granite Real Estate Investment Trust (a)	16,203

	Semiconductor and Semiconductor Equipment - 0.49%
200	NXP Semiconductors NV (a)	25,372

	Shipping - 3.55%
5,100	Euronav SA (a)	50,388
15,919	Golar LNG Partners LP (a)	108,727
1,601	Teekay Tankers Ltd. (b)	26,080
		185,195
	Specialty Retail - 2.63%
600	Home Depot, Inc.	136,860

	Steel - 1.68%
2,200	Carpenter Technology Corp.	87,428

	Tobacco - 3.97%
2,500	Philip Morris International, Inc.	206,750

	Utilities: Electrical - 6.91%
300	American Electric Power Co., Inc.	31,266
900	Entergy Corp.	118,368
3,300	Exelon Corp.	157,047
200	NextEra Energy, Inc.	53,640
		360,321
	TOTAL COMMON STOCKS (Cost $3,075,897)	5,109,036

	MONEY MARKET FUNDS - 2.59%
67,420	First American Government Obligations Fund, Institutional Class, 1.49% (c)	67,420
67,420	First American Treasury Obligations Fund, Institutional Class, 1.50% (c)	67,420
	TOTAL MONEY MARKET FUNDS (Cost $134,840)	134,840

	Total Investments in Securities (Cost $3,210,737) - 100.61%	5,243,876
	Liabilities in Excess of Other Assets - (0.61)%	(31,559)
	NET ASSETS - 100.00%	$5,212,317

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2020.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 87.48%	Value
	Aluminum - 1.10%
200	Kaiser Aluminum Corp.	$20,030

	Asset Management & Custodian - 5.21%
19,600	Uranium Participation Corp. (a) (b)	57,020
309	Virtus Investment Partners, Inc.	38,016
		95,036
	Banks: Diversified - 8.50%
600	Atlantic Cap Bancshares, Inc. (b)	11,322
100	First Citizens BancShares, Inc. - Class A	52,682
5,700	First Horizon National Corp.	91,200
		155,204
	Chemicals: Specialty - 1.99%
361	Innospec, Inc.	36,364

	Commercial Vehicles & Parts - 3.71%
1,967	Miller Industries, Inc.	67,684

	Communications Equipment - 10.06%
6,351	Comtech Telecommunications Corp.	183,607

	Computer Services, Software & Systems - 1.44%
300	Science Applications International Corp.	26,331

	Computer Technology - 0.46%
600	Hewlett Packard Enterprise Co.	8,358

	Consumer Lending - 4.09%
2,980	Enova International, Inc. (b)	74,679

	Diversified Manufacturing Operations - 0.98%
1,200	Harsco Corp. (b)	17,880

	Engineering & Contracting Services - 9.21%
6,182	KBR, Inc.	168,151

	Foods - 2.59%
700	ConAgra Foods, Inc.	23,044
266	Lamb Weston Holdings, Inc.	24,288
		47,332
	Health Care Equipment & Surplus - 1.67%
300	CONMED Corp.	30,504

	Health Care Facilities - 2.08%
1,200	Tenet Healthcare Corp. (b)	37,968

	Health Care Providers & Services - 2.86%
2,138	Hanger, Inc. (b)	52,231

	Homebuilding - 0.50%
172	Lennar Corp. - Class B	9,032

	Insurance: Life - 2.68%
2,784	CNO Financial Group, Inc.	48,971

	Integrated Utilities - 4.73%
1,700	FirstEnergy Corp.	86,343

	Metals & Mining: Diversified - 0.41%
9,032	Uranium Energy Corp. (b)	7,496

	Motion Picture and Video Industries - 1.00%
2,800	AMC Entertainment Holdings, Inc. - Class A	18,256

	Real Estate Investment Trusts (REITs) - 5.68%
1,100	Granite Real Estate Investment Trust (a)	59,411
1,300	Office Properties Income Trust	44,239
		103,650
	Shipping - 7.85%
6,300	Golar LNG Ltd. (a)	60,606
9,988	Golar LNG Partners LP (a)	68,218
892	Teekay Tankers Ltd. (b)	14,531
		143,355
	Steel - 2.18%
1,000	Carpenter Technology Corp.	39,740

	Utilities: Electrical - 6.50%
400	Entergy Corp.	52,608
658	Evergy, Inc.	47,481
300	Portland General Electric Co.	18,450
		118,539
	TOTAL COMMON STOCKS (Cost $1,175,913)	1,596,741

	MONEY MARKET FUNDS - 10.02%
91,447	First American Government Obligations Fund, Institutional Class , 1.49% (c)	91,447
91,447	First American Treasury Obligations Fund, Institutional Class, 1.50% (c)	91,447
	TOTAL MONEY MARKET FUNDS (Cost $182,894)	182,894

	Total Investments in Securities (Cost $1,358,807) - 97.50%	1,779,635
	Other Assets in Excess of Liabilities - 2.50%	45,632
	NET ASSETS - 100.00%	$1,825,267

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2020.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2020 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds' administrator, Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2020:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$262,789	$-	$-	$262,789
Consumer Discretionary	2,776,812	-	-	2,776,812
Consumer Staples	2,061,066	-	-	2,061,066
Energy	5,215	-	-	5,215
Financial Services	11,685,503	-	-	11,685,503
Health Care	8,584,608	-	-	8,584,608
Information Technology	1,837,564	-	-	1,837,564
Materials & Processing	47,688	-	-	47,688
Producer Durables	11,873,387	-	-	11,873,387
Technology	10,058,857	-	-	10,058,857
Utilities	3,334,052	-	-	3,334,052
Total Common Stocks	52,527,541	-	-	52,527,541
Money Market Funds	434,386	-	-	434,386
Total Investments in Securities	$52,961,927	$-	$-	$52,961,927

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$327,304	$-	$-	$327,304
Consumer Discretionary	231,900	-	-	231,900
Energy	1,783,216	-	-	1,783,216
Financial Services	13,432,246	-	-	13,432,246
Health Care	2,007,888	-	-	2,007,888
Information Technology	5,017,712	-	-	5,017,712
Materials & Processing	6,686,055	-	-	6,686,055
Producer Durables	5,251,235	-	-	5,251,235
Real Estate	476,420	-	-	476,420
Technology	2,053,818	-	-	2,053,818
Utilities	2,279,832	-	-	2,279,832
Total Common Stocks	39,547,626	-	-	39,547,626
Money Market Funds	479,425	-	-	479,425
Total Investments in Securities	$40,027,051	$-	$-	$40,027,051

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$235,637	$-	$-	$235,637
Consumer Discretionary	365,883	-	-	365,883
Consumer Staples	343,298	-	-	343,298
Energy	137,640	-	-	137,640
Financial Services	1,131,312	-	-	1,131,312
Health Care	533,396	-	-	533,396
Information Technology	213,571	-	-	213,571
Materials & Processing	98,911	-	-	98,911
Producer Durables	919,762	-	-	919,762
Real Estate	16,203	-	-	16,203
Technology	598,192	-	-	598,192
Utilities	515,231	-	-	515,231
Total Common Stocks	5,109,036	-	-	5,109,036
Money Market Funds	134,840	-	-	134,840
Total Investments in Securities	$5,243,876	$-	$-	$5,243,876

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,256	$-	$-	$18,256
Consumer Discretionary	9,032	-	-	9,032
Consumer Staples	47,332	-	-	47,332
Energy	150,850	-	-	150,850
Financial Services	373,890	-	-	373,890
Health Care	120,703	-	-	120,703
Industrials	85,565	-	-	85,565
Information Technology	386,447	-	-	386,447
Materials & Processing	96,134	-	-	96,134
Real Estate	103,650	-	-	103,650
Utilities	204,882	-	-	204,882
Total Common Stocks	1,596,741	-	-	1,596,741
Money Market Funds	182,894	-	-	182,894
Total Investments in Securities	$1,779,635	$-	$-	$1,779,635

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2020, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended January 31, 2020.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date 3/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date 3/23/2020

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date 3/30/2020

* Print the name and title of each signing officer under his or her signature.